UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             2/14/11
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        92
                                               -------------

Form 13F Information Table Value Total:        $644,766
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVE POWER INC             COM              00504W100    2,952 1,200,000 SH       SOLE                1,200,000
AMARIN CORP PLC              SPONS ADR NEW    023111206   15,008 1,830,000 SH       SOLE                1,830,000
ANADARKO PETE CORP           COM              032511107   18,735   246,000 SH       SOLE                  246,000
ANADARKO PETE CORP           COM              032511107      335     4,400 SH  CALL SOLE
APPLE INC                    COM              037833100   21,870    67,800 SH       SOLE                   67,800
ARTHROCARE CORP              COM              043136100   18,077   582,000 SH       SOLE                  582,000
AXT INC                      COM              00246W103    1,044   100,000 SH       SOLE                  100,000
BRIDGEPOINT ED INC           COM              10807M105    5,700   300,000 SH       SOLE                  300,000
CALIX INC                    COM              13100M509    4,225   250,000 SH       SOLE                  250,000
CALPINE CORP                 COM NEW          131347304    1,334   100,000 SH       SOLE                  100,000
CAMECO CORP                  COM              13321L108    1,211    30,000 SH       SOLE                   30,000
CAPSTONE TURBINE CORP        COM              14067D102    1,440 1,500,000 SH       SOLE                1,500,000
CHINA HYDROELECTRIC CORP     SPONSORED ADR    16949D101    1,587   214,750 SH       SOLE                  214,750
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104    4,918   437,500 SH       SOLE                  437,500
CHINA VALVES TECHNOLOGY INC  COM NEW          169476207   17,868 1,705,000 SH       SOLE                1,705,000
CHINA YIDA HOLDINGS CO       COM NEW          16945D204    8,951   881,000 SH       SOLE                  881,000
CHINA YUCHAI INTL LTD        COM              G21082105      792    25,000 SH       SOLE                   25,000
CITIGROUP INC                COM              172967101   18,636 3,940,000 SH       SOLE                3,940,000
COEUR D ALENE MINES CORP IDA COM NEW          192108504    2,049    75,000 SH       SOLE                   75,000
COMMERCIAL METALS CO         COM              201723103      830    50,000 SH       SOLE                   50,000
COMVERGE INC                 COM              205859101    8,137 1,177,500 SH       SOLE                1,177,500
COVANTA HLDG CORP            COM              22282E102    3,438   200,000 SH       SOLE                  200,000
DAQO NEW ENERGY CORP         SPONSORED ADR    23703Q104    1,270   125,000 SH       SOLE                  125,000
ECOTALITY INC                COM NEW          27922Y202    2,236   694,443 SH       SOLE                  694,443
ENERNOC INC                  COM              292764107    1,674    70,000 SH       SOLE                   70,000
ENTEROMEDICS INC             COM NEW          29365M208    3,773 1,225,000 SH       SOLE                1,225,000
EXIDE TECHNOLOGIES           COM NEW          302051206    3,764   400,000 SH       SOLE                  400,000
F5 NETWORKS INC              COM              315616102    8,903    68,400 SH       SOLE                   68,400
FIRST SOLAR INC              COM              336433107    3,254    25,000 SH  PUT  SOLE                   25,000
FORD MTR CO DEL              *W EXP 01/01/201 345370134   10,351 1,270,000 SH       SOLE                1,270,000
FUEL SYS SOLUTIONS INC       COM              35952W103    2,204    75,000 SH       SOLE                   75,000
FUEL TECH INC                COM              359523107    1,651   170,000 SH       SOLE                  170,000
FUELCELL ENERGY INC          COM              35952H106    2,310 1,000,000 SH       SOLE                1,000,000
GENERAL ELECTRIC CO          COM              369604103    2,286   125,000 SH       SOLE                  125,000
GLOBAL POWER EQUIPMENT GRP I COM PAR $0.01    37941P306    1,862    80,277 SH       SOLE                   80,277
GLOBE SPECIALTY METALS INC   COM              37954N206    3,418   200,000 SH       SOLE                  200,000
GOLAR LNG LTD BERMUDA        SHS              G9456A100      675    45,000 SH       SOLE                   45,000
GREEN PLAINS RENEWABLE ENERG COM              393222104    1,126   100,000 SH       SOLE                  100,000
GSE SYS INC                  COM              36227K106    1,086   300,000 SH       SOLE                  300,000
GT SOLAR INTL INC            COM              3623E0209      684    75,000 SH       SOLE                   75,000
HALLIBURTON CO               COM              406216101   53,079 1,300,000 SH  CALL SOLE
HALOZYME THERAPEUTICS INC    COM              40637H109    9,408 1,187,850 SH       SOLE                1,187,850
HARBIN ELECTRIC INC          COM              41145W109   16,916   975,000 SH       SOLE                  975,000
HEADWATERS INC               COM              42210P102    1,718   375,000 SH       SOLE                  375,000
HEALTHSOUTH CORP             COM NEW          421924309    6,600   318,700 SH       SOLE                  318,700
HECKMANN CORP                COM              422680108    9,132 1,815,600 SH       SOLE                1,815,600
HESS CORP                    COM              42809H107   11,328   148,000 SH       SOLE                  148,000
HUMAN GENOME SCIENCES INC    COM              444903108    6,283   263,000 SH       SOLE                  263,000
IMRIS INC                    COM              45322N105    2,802   487,300 SH       SOLE                  487,300
INFINERA CORPORATION         COM              45667G103    2,324   225,000 SH       SOLE                  225,000
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108    2,907   160,000 SH       SOLE                  160,000
JPMORGAN CHASE & CO          COM              46625H100   42,420 1,000,000 SH  CALL SOLE
KEYUAN PETROCHEMICALS INC    COM              493722102    3,185   715,000 SH       SOLE                   71,500
LDK SOLAR CO LTD             SPONSORED ADR    50183L107      860    85,000 SH  CALL SOLE
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   14,312   416,050 SH       SOLE                  416,050
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,989   100,000 SH       SOLE                  100,000
MASTEC INC                   COM              576323109      730    50,000 SH       SOLE                   50,000
MELLANOX TECHNOLOGIES LTD    SHS              M51363113   10,864   415,150 SH       SOLE                  415,150
METALICO INC                 COM              591176102    3,528   600,000 SH       SOLE                  680,218
MONSANTO CO NEW              COM              61166W101   13,461   193,300 SH       SOLE                  193,300

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
OMNIVISION TECHNOLOGIES INC  COM              682128103    5,182   175,000 SH       SOLE                  175,000
OPENWAVE SYS INC             COM NEW          683718308    2,120 1,000,000 SH       SOLE                1,000,000
ORACLE CORP                  COM              68389X105   17,112   546,700 SH       SOLE                  546,700
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101   11,529   337,400 SH       SOLE                  337,400
PFIZER INC                   COM              717081103    8,389   479,100 SH       SOLE                  479,100
PRIMO WTR CORP               COM              74165N105    1,066    75,000 SH       SOLE                   75,000
QKL STORES INC               COM              74732Y105    5,254 1,480,000 SH       SOLE                1,480,000
QUALCOMM INC                 COM              747525103   12,323   249,000 SH       SOLE                  249,000
QUALITY DISTR INC FLA        COM              74756M102    1,012   111,315 SH       SOLE                  111,315
QUANTA SVCS INC              COM              74762E102      996    50,000 SH       SOLE                   50,000
RADIAN GROUP INC             COM              750236101    7,777   963,700 SH       SOLE                  963,700
ROCKWOOD HLDGS INC           COM              774415103   14,267   364,700 SH       SOLE                  364,700
RUBICON TECHNOLOGY INC       COM              78112T107   14,651   695,000 SH       SOLE                  695,000
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106    2,710    90,000 SH       SOLE                   90,000
SINO CLEAN ENERGY INC        COM NEW          82936G200    6,544   990,000 SH       SOLE                  990,000
SOLUTIA INC                  COM NEW          834376501    1,731    75,000 SH       SOLE                   75,000
SPX CORP                     COM              784635104    2,502    35,000 SH       SOLE                   35,000
TELVENT GIT SA               SHS              E90215109    3,303   125,000 SH       SOLE                  125,000
TITANIUM METALS CORP         COM NEW          888339207    1,718   100,000 SH       SOLE                  100,000
TRANSATLANTIC PETROLEUM LTD  SHS              G89982105    4,046 1,215,000 SH       SOLE                1,215,000
TRINA SOLAR LIMITED          SPON ADR         89628E104    1,757    75,000 SH       SOLE                   75,000
TUTOR PERINI CORP            COM              901109108    1,071    50,000 SH       SOLE                   50,000
UNITED CONTL HLDGS INC       COM              910047109    6,551   275,000 SH       SOLE                  275,000
UNITED STATES NATL GAS FUND  UNIT             912318102      300    50,000 SH  CALL SOLE
VMWARE INC                   CL A COM         928563402    9,424   106,000 SH       SOLE                  106,000
WESTPORT INNOVATIONS INC     COM NEW          960908309    7,558   408,100 SH       SOLE                  408,100
WEYERHAEUSER CO              COM              962166104    1,893   100,000 SH       SOLE                  100,000
WONDER AUTO TECHNOLOGY INC   COM              978166106   12,254 1,625,200 SH       SOLE                1,625,200
YAHOO INC                    COM              984332106    8,315   500,000 SH  CALL SOLE
YONGYE INTL INC              COM              98607B106   18,440 2,195,200 SH       SOLE                2,195,200
YUHE INTERNATIONAL INC       COM              988432100   22,375 2,500,000 SH       SOLE                2,500,000
ZBB ENERGY CORPORATION       COM              98876R204    3,086 2,857,831 SH       SOLE                2,857,831
